Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2019	Sep. 30, 2018
Goodwill And Other Intangible Assets [Line Items]
Amortization expense recorded on intangible assets	$ 16,620	$ 14,568	$ 12,743
Carrying amount of indefinite trade names acquired	$ 14,000
CoAdna Holdings, Inc.
Goodwill And Other Intangible Assets [Line Items]
Identifiable intangibles assets recorded in connection with acquisitions					$ 16,072
Redstone Aerospace Corporation
Goodwill And Other Intangible Assets [Line Items]
Identifiable intangibles assets recorded in connection with acquisitions				$ 9,100
Minimum
Goodwill And Other Intangible Assets [Line Items]
Amortization period of finite lived intangible assets, in months	5 years
Maximum
Goodwill And Other Intangible Assets [Line Items]
Amortization period of finite lived intangible assets, in months	20 years
Technology and Patents
Goodwill And Other Intangible Assets [Line Items]
Remaining amortization period of patents and customer lists, in months	84 months
Technology and Patents | CoAdna Holdings, Inc.
Goodwill And Other Intangible Assets [Line Items]
Identifiable intangibles assets recorded in connection with acquisitions	$ 9,800
Technology and Patents | Minimum
Goodwill And Other Intangible Assets [Line Items]
Amortization period of finite lived intangible assets, in months	60 months
Technology and Patents | Maximum
Goodwill And Other Intangible Assets [Line Items]
Amortization period of finite lived intangible assets, in months	240 months
Customer Lists
Goodwill And Other Intangible Assets [Line Items]
Remaining amortization period of patents and customer lists, in months	130 months
Customer Lists | CoAdna Holdings, Inc.
Goodwill And Other Intangible Assets [Line Items]
Identifiable intangibles assets recorded in connection with acquisitions	$ 6,300
Customer Lists | Minimum
Goodwill And Other Intangible Assets [Line Items]
Amortization period of finite lived intangible assets, in months	60 months
Customer Lists | Maximum
Goodwill And Other Intangible Assets [Line Items]
Amortization period of finite lived intangible assets, in months	240 months
Technology-Based Intangible Assets | WSS Product Line
Goodwill And Other Intangible Assets [Line Items]
Identifiable intangibles assets recorded in connection with acquisitions	$ 6,300
Technology-Based Intangible Assets | Redstone Aerospace Corporation
Goodwill And Other Intangible Assets [Line Items]
Identifiable intangibles assets recorded in connection with acquisitions	$ 9,100